Subsequent Events (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Dividend declared date	Jul. 25, 2011
Dividend payable date	Sep. 01, 2011
Dividend recorded date	Aug. 15, 2011
Subsequent Event [Member]
Dividend declared date	Oct. 29, 2012
Dividend payable amount per share	1.00
Dividend payable date	Dec. 17, 2012
Dividend recorded date	Nov. 30, 2012